Disclosure of geographic allocation of total assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Current assets	$ 93,880	$ 119,718
Mineral properties, plant and equipment	610,823	541,244
Other non-current assets	4,082	1,750
Total assets	708,785	662,712
Current liabilities	84,367	47,403
Noncurrent liabilities	194,448	198,884
Total liabilities	278,815	246,287
Canada [Member]
Statement [Line Items]
Current assets	27,673	17,505
Mineral properties, plant and equipment	56	148
Other non-current assets	0	0
Total assets	27,729	17,653
Current liabilities	1,704	3,008
Noncurrent liabilities	0	0
Total liabilities	1,704	3,008
Ghana [Member]
Statement [Line Items]
Current assets	66,207	102,213
Mineral properties, plant and equipment	610,767	541,096
Other non-current assets	4,082	1,750
Total assets	681,056	645,059
Current liabilities	82,663	44,395
Noncurrent liabilities	194,448	198,884
Total liabilities	$ 277,111	$ 243,279